Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted net loss per share	$ 0.14	$ 0.17
Weighted average number of shares outstanding used in computing diluted net loss per share	47,850,703	45,623,434